[STW FIXED INCOME MANAGEMENT LLC LOGO]


                             SUBJECT TO COMPLETION

 THE INFORMATION IN THIS PROSPECTUS IS NOT COMPLETE AND MAY BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE U.S.
SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES
         IN ANY JURISDICTION WHERE THE OFFER OR SALE IS NOT PERMITTED.


                 PRELIMINARY PROSPECTUS DATED MAY 16, 2011

                       THE ADVISORS' INNER CIRCLE FUND II

                                   PROSPECTUS

                                  ______, 2011

                 STW SHORT DURATION INVESTMENT-GRADE BOND FUND
                             TICKER SYMBOL: ______

                      STW CORE INVESTMENT-GRADE BOND FUND
                             TICKER SYMBOL: ______

                  STW LONG DURATION INVESTMENT-GRADE BOND FUND
                             TICKER SYMBOL: ______

                      STW BROAD TAX-AWARE VALUE BOND FUND
                             TICKER SYMBOL: ______

                              INSTITUTIONAL SHARES

                              INVESTMENT ADVISER:
                        STW FIXED INCOME MANAGEMENT LLC

  THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                             ABOUT THIS PROSPECTUS

THIS PROSPECTUS HAS BEEN ARRANGED INTO DIFFERENT SECTIONS SO THAT YOU CAN EASILY REVIEW THIS IMPORTANT INFORMATION. FOR DETAILED INFORMATION ABOUT EACH FUND, PLEASE SEE:


                                                                            PAGE
STW SHORT DURATION INVESTMENT-GRADE BOND FUND ..............................   3
     FUND INVESTMENT OBJECTIVE .............................................   3
     FUND FEES AND EXPENSES ................................................   3
     PRINCIPAL INVESTMENT STRATEGY .........................................   4
     PRINCIPAL RISKS .......................................................   5
     PERFORMANCE INFORMATION ...............................................   8
     INVESTMENT ADVISER ....................................................   8
     PORTFOLIO MANAGERS ....................................................   8
     TAX INFORMATION .......................................................   9
STW CORE INVESTMENT-GRADE BOND FUND ........................................  10
     FUND INVESTMENT OBJECTIVE .............................................  10
     FUND FEES AND EXPENSES ................................................  10
     PRINCIPAL INVESTMENT STRATEGY .........................................  11
     PRINCIPAL RISKS .......................................................  12
     PERFORMANCE INFORMATION ...............................................  15
     INVESTMENT ADVISER ....................................................  15
     PORTFOLIO MANAGERS ....................................................  15
     TAX INFORMATION .......................................................  16
STW LONG DURATION INVESTMENT-GRADE BOND FUND ...............................  17
     FUND INVESTMENT OBJECTIVE .............................................  17
     FUND FEES AND EXPENSES ................................................  17
     PRINCIPAL INVESTMENT STRATEGY .........................................  18
     PRINCIPAL RISKS .......................................................  19
     PERFORMANCE INFORMATION ...............................................  22
     INVESTMENT ADVISER ....................................................  22
     PORTFOLIO MANAGERS ....................................................  22
     TAX INFORMATION .......................................................  23
STW BROAD TAX-AWARE VALUE BOND FUND ........................................  24
     FUND INVESTMENT OBJECTIVE .............................................  24
     FUND FEES AND EXPENSES ................................................  24
     PRINCIPAL INVESTMENT STRATEGY .........................................  25
     PRINCIPAL RISKS .......................................................  26
     PERFORMANCE INFORMATION ...............................................  30
     INVESTMENT ADVISER ....................................................  30
     PORTFOLIO MANAGERS ....................................................  30
     TAX INFORMATION .......................................................  30
SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF
     FUND SHARES AND FINANCIAL INTERMEDIARY
     COMPENSATION ..........................................................  31

MORE INFORMATION ABOUT RISK ................................................  32
MORE INFORMATION ABOUT THE FUNDS' OBJECTIVES
     AND INVESTMENTS .......................................................  32
INFORMATION ABOUT PORTFOLIO HOLDINGS .......................................  33
INVESTMENT ADVISER .........................................................  33
PORTFOLIO MANAGERS .........................................................  34
RELATED PERFORMANCE DATA OF THE ADVISER ....................................  35
PURCHASING, SELLING AND EXCHANGING FUND SHARES .............................  47
SHAREHOLDER SERVICING ARRANGEMENTS .........................................  52
PAYMENTS TO FINANCIAL INTERMEDIARIES .......................................  52
OTHER POLICIES .............................................................  53
DIVIDENDS AND DISTRIBUTIONS ................................................  55
TAXES                                                                         55
HOW TO OBTAIN MORE INFORMATION ABOUT THE FUNDS ...................... Back Cover

STW SHORT DURATION INVESTMENT-GRADE BOND FUND

FUND INVESTMENT OBJECTIVE

The STW Short Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Merrill Lynch 1-3 Treasury Bond Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                    0.33%
--------------------------------------------------------------------------------
Other Expenses(1)                                                  0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               0.92%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                 (0.395)%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                     0.525%
    Reductions and/or Expense Reimbursements(2)
--------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.525% of the Fund's Institutional Shares' average daily net assets until November 29, 2012. The Adviser may elect to extend this reduction in fees on an annual basis. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.525% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on November 29, 2012.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        ------------------------------
                          1 YEAR             3 YEARS
                        ------------------------------
                           $54                 $254
                        ------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" are bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities and include, but are not limited to, securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; commercial and residential mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by STW Fixed Income Management LLC (the "Adviser"), the Fund's investment adviser, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an average portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Merrill Lynch 1-3 Treasury Bond Index. As of December 31, 2010, the average duration of the Merrill Lynch 1-3 Treasury Bond Index was 1.8 years. The Fund's average portfolio duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships.
When making decisions to purchase or sell a security, the Adviser also considers a number of factors including investment guideline compliance, sector exposures, interest rate duration, yield and yield curve placement. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between 5 and 10 years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

STW Fixed Income Management LLC

PORTFOLIO MANAGERS

William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer, has managed the Fund since its inception.

Edward H. Jewett, Principal, has managed the Fund since its inception.

Richard A. Rezek Jr., CFA, Principal, has managed the Fund since its inception.

Andrew B.J. Chorlton, CFA, Principal, has managed the Fund since its inception.

Neil G. Sutherland, CFA, Principal, has managed the Fund since its inception.

Julio C. Bonilla, CFA, Vice President, has managed the Fund since its inception.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

FOR IMPORTANT INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 31 OF THE PROSPECTUS.

STW CORE INVESTMENT-GRADE BOND FUND

FUND INVESTMENT OBJECTIVE

The STW Core Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays Capital Aggregate Bond Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)



--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                     0.33%
--------------------------------------------------------------------------------
Other Expenses(1)                                                   0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.92%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                  (0.395)%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                      0.525%
    Reductions and/or Expense Reimbursements(2)
--------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.525% of the Fund's Institutional Shares' average daily net assets until November 29, 2012. The Adviser may elect to extend this reduction in fees on an annual basis. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.525% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on November 29, 2012.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         --------------------------------
                          1 YEAR                 3 YEARS
                         --------------------------------
                            $54                   $254
                         --------------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" are bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities and include, but are not limited to, securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; commercial and residential mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by STW Fixed Income Management LLC (the "Adviser"), the Fund's investment adviser, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an average portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays Capital Aggregate Bond Index. As of December 31, 2010, the average duration of the Barclays Capital Aggregate Bond Index was 5.0 years. The Fund's average portfolio duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships.
When making decisions to purchase or sell a security, the Adviser also considers a number of factors including investment guideline compliance, sector exposures, interest rate duration, yield and yield curve placement. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between 5 and 10 years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

STW Fixed Income Management LLC

PORTFOLIO MANAGERS

William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer, has managed the Fund since its inception.

Edward H. Jewett, Principal, has managed the Fund since its inception.

Richard A. Rezek Jr., CFA, Principal, has managed the Fund since its inception.

Andrew B.J. Chorlton, CFA, Principal, has managed the Fund since its inception.

Neil G. Sutherland, CFA, Principal, has managed the Fund since its inception.

Julio C. Bonilla, CFA, Vice President, has managed the Fund since its inception.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

FOR IMPORTANT INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 31 OF THE PROSPECTUS.

STW LONG DURATION INVESTMENT-GRADE BOND FUND

FUND INVESTMENT OBJECTIVE

The STW Long Duration Investment-Grade Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, the Barclays Capital Long Government/Credit Bond Index.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                    0.33%
--------------------------------------------------------------------------------
Other Expenses(1)                                                  0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                               0.92%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                 (0.395)%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                     0.525%
    Reductions and/or Expense Reimbursements(2)
--------------------------------------------------------------------------------

(1) Other Expenses are based on estimated amounts for the current fiscal year.

(2) STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.525% of the Fund's Institutional Shares' average daily net assets until November 29, 2012. The Adviser may elect to extend this reduction in fees on an annual basis. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.525% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on November 29, 2012.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                          --------------------------
                            1 YEAR         3 YEARS
                          --------------------------
                             $54            $254
                          --------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" are bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities and include, but are not limited to, securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; commercial and residential mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by STW Fixed Income Management LLC (the "Adviser"), the Fund's investment adviser, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an average portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, the Barclays Capital Long Government/Credit Bond Index. As of December 31, 2010, the average duration of the Barclays Capital Long Government/Credit Bond Index was 12.9 years. The Fund's average portfolio duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships.
When making decisions to purchase or sell a security, the Adviser also considers a number of factors including investment guideline compliance, sector exposures, interest rate duration, yield and yield curve placement. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between 5 and 10 years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

STW Fixed Income Management LLC

PORTFOLIO MANAGERS

William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer, has managed the Fund since its inception.

Edward H. Jewett, Principal, has managed the Fund since its inception.

Richard A. Rezek Jr., CFA, Principal, has managed the Fund since its inception.

Andrew B.J. Chorlton, CFA, Principal, has managed the Fund since its inception.

Neil G. Sutherland, CFA, Principal, has managed the Fund since its inception.

Julio C. Bonilla, CFA, Vice President, has managed the Fund since its inception.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

FOR IMPORTANT INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 31 OF THE PROSPECTUS.

STW BROAD TAX-AWARE VALUE BOND FUND

FUND INVESTMENT OBJECTIVE

The STW Broad Tax-Aware Value Bond Fund (the "Fund") seeks to achieve a total return that exceeds that of the Fund's benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Capital Long Government Bond Index (25%), on an after tax basis.

FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)

--------------------------------------------------------------------------------
                                                            INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
Management Fees                                                     0.33%
--------------------------------------------------------------------------------
Other Expenses(1)                                                   0.59%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses                                0.92%
--------------------------------------------------------------------------------
Less Fee Reductions and/or Expense Reimbursements                  (0.395)%
--------------------------------------------------------------------------------
Total Annual Fund Operating Expenses After Fee                      0.525%
    Reductions and/or Expense Reimbursements(2)
--------------------------------------------------------------------------------

(1)  Other Expenses are based on estimated amounts for the current fiscal year.

(2) STW Fixed Income Management LLC (the "Adviser") has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements for Institutional Shares (excluding interest, taxes, brokerage commissions, Acquired Fund Fees and Expenses, and extraordinary expenses) (collectively "excluded expenses") from exceeding 0.525% of the Fund's Institutional Shares' average daily net assets until November 29, 2012. The Adviser may elect to extend this reduction in fees on an annual basis. In addition, if at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the Total Annual Fund Operating Expenses (less excluded expenses) and 0.525% to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place. This agreement may be terminated: (i) by the Board, for any reason at any time, or (ii) by the Adviser, upon ninety (90) days' prior written notice to the Trust, effective as of the close of the business on November 29, 2012.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses (including capped expenses for the period described in the fee table) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                        -----------------------------
                          1 YEAR            3 YEARS
                        -----------------------------
                            $54               $254
                        -----------------------------

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the example, affect the Fund's performance.

PRINCIPAL INVESTMENT STRATEGY

The Fund seeks to achieve its investment objective by investing in a diversified portfolio of fixed income instruments of varying maturities. Under normal circumstances, the Fund invests at least 80% of its net assets in U.S. dollar-denominated, investment-grade fixed income instruments. This investment policy may be changed by the Fund upon 60 days' prior notice to shareholders. "Fixed income instruments" are bonds, debt securities and other similar instruments issued by various U.S. and non-U.S. public- or private-sector entities and include, but are not limited to, securities issued or guaranteed by the U.S. Government and its agencies; government-sponsored enterprise securities; corporate bonds; commercial and residential mortgage-backed securities (including "to be announced" transactions); asset-backed securities; municipal securities; sovereign debt and debt securities issued by supranational organizations. "Investment-grade" securities are securities that are rated by at least one major rating agency in one of its top four rating categories, or, if unrated, that are determined by STW Fixed Income Management LLC (the "Adviser"), the Fund's investment adviser, to be of similar quality, at the time of purchase. In the case of a split rated security (that is, two or more rating agencies give a security different ratings), the highest rating shall apply. The Fund may invest without limit in U.S. dollar denominated foreign securities. The Fund may also invest a portion of its assets in cash and cash equivalents.

While the Fund may invest in fixed income securities of any maturity or duration, under normal market conditions, the Adviser seeks to maintain an average portfolio duration that is within +/- 1 year of the duration of the Fund's benchmark, a composite index composed of the Merrill Lynch Large Cap Municipal Securities Index (75%) and the Barclays Capital Long Government Bond Index (25%). As of December 31, 2010, the average duration of the composite index was 7.9 years. The Fund's average portfolio duration may vary over time depending on market and economic conditions. Duration is a measure of a bond price's sensitivity to a given change in interest rates. Generally, the longer a bond's duration, the greater its price sensitivity to a change in interest rates. In contrast to duration, maturity measures only the time until final payment is due.

The "total return" sought by the Fund consists of income earned on the Fund's investments, plus capital appreciation, if any. In seeking to achieve the Fund's investment objective, the Adviser employs a tax aware investing strategy that attempts to realize a total return that exceeds that of the Fund's benchmark for shareholders, primarily in the form of current income and price appreciation, by balancing investment considerations and tax considerations. The Adviser allocates the Fund's assets among taxable and tax-exempt investments with no limitation on the amount of assets that may be invested in either category. At times, the Fund's investments in municipal securities may be substantial depending on the Adviser's outlook on the market. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas.

It is important to understand that the Fund is not a tax-exempt fund and will make taxable distributions to shareholders. Among the techniques and strategies used by the Adviser in seeking the tax-efficient management of the Fund are the following: investing in municipal securities, the interest from which is exempt from federal income tax (but not necessarily the federal alternative minimum tax ("AMT") or state income tax); investing in taxable securities where after-tax return is favorable; attempting to minimize net realized short-term capital gain; and employing a long-term approach to investing. When making investment decisions for the Fund, the Adviser takes into consideration the maximum federal tax rates.

The Adviser's decision to purchase or sell a security or make investments in a particular sector is based on relative value considerations. In analyzing the relative attractiveness of a particular security or sector, the Adviser assesses an issue's historical relationships to other bonds, technical factors including supply and demand and fundamental risk and reward relationships.
When making decisions to purchase or sell a security, the Adviser also considers a number of factors including investment guideline compliance, sector exposures, interest rate duration, yield and yield curve placement. The importance of these and other factors the Adviser considers when purchasing and selling securities for the Fund changes with changes in the markets. Sector allocation and individual security decisions are made independent of sector and security weightings in the benchmark. The Fund may have substantially different sector and security weightings than the benchmark and may hold securities not included in the benchmark.

In addition to the foregoing, as part of its tax aware strategy, the Fund typically sells securities when the anticipated performance benefit justifies the resulting gain. This strategy often includes minimizing the sale of securities with large unrealized gains, holding securities long enough to avoid short-term capital gains taxes, selling securities with a higher cost basis first and offsetting capital gains realized in one security by selling another security at a capital loss.

The Fund may engage in active and frequent trading of portfolio securities in seeking to achieve its investment objective.

PRINCIPAL RISKS

As with all mutual funds, a shareholder is subject to the risk that his or her investment could lose money. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency. The principal risk factors affecting shareholders' investments in the Fund are set forth below.

INTEREST RATE RISK. As with most funds that invest in fixed income securities, changes in interest rates are one of the most important factors that could affect the value of your investment. Rising interest rates tend to cause the prices of fixed income securities (especially those with longer maturities) and the Fund's share price to fall.

The concept of duration is useful in assessing the sensitivity of a fixed income fund to interest rate movements, which are usually the main source of risk for most fixed-income funds. Duration measures price volatility by estimating the change in price of a debt security for a 1% change in its yield. For example, a duration of five years means the price of a debt security will change about 5% for every 1% change in its yield. Thus, the higher duration, the more volatile the security.

Fixed income securities generally have a stated maturity date when the issuer must repay the principal amount of the bond. Other fixed income securities known as perpetual bonds have no stated maturity date. An issuer of perpetual bonds is responsible for coupon payments in perpetuity but does not have to redeem the securities. Perpetual bonds are often callable after a set period of time, typically between 5 and 10 years. Some fixed income debt securities, known as callable bonds, may repay the principal earlier than the stated maturity date. Fixed income debt securities are most likely to be called when interest rates are falling because the issuer can refinance at a lower rate.

Mutual funds that invest in fixed income debt securities have no real maturity. Instead, they calculate their weighted average maturity. This number is an average of the effective or anticipated maturity of each fixed income debt security held by the mutual fund, with the maturity of each security weighted by the percentage of its assets of the mutual fund it represents.

CREDIT RISK. The credit rating or financial condition of an issuer may affect the value of a fixed income debt security. Generally, the lower the quality rating of a security, the greater the perceived risk that the issuer will fail to pay interest fully and return principal in a timely manner. If an issuer defaults or becomes unable to honor its financial obligations, the security may lose some or all of its value. The issuer of an investment-grade security is considered by the ratings agency to be more likely to pay interest and repay principal than an issuer of a lower rated bond. Adverse economic conditions or changing circumstances, however, may weaken the capacity of the issuer to pay interest and repay principal.

RATING AGENCIES RISK. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests.

INFLATION/DEFLATION RISK. The value of assets or income from investments may be worth less in the future as inflation decreases the present value of future payments. Conversely, prices throughout the economy may decline over time due to deflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK. The Fund may invest in both residential and commercial mortgage-backed securities. A mortgage-backed security represents an interest in a pool of assets such as mortgage loans and matures when all the mortgages in the pool mature or are prepaid. While mortgage-backed securities do have fixed maturities, their expected durations may vary when interest rates rise or fall. Because the timing and speed of principal payments may vary, the cash flow on mortgage-backed securities is irregular. Rising interest rates tend to extend the duration of mortgage-backed securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, a fund that holds mortgage-backed securities may exhibit additional volatility. This is known as extension risk. In addition, mortgage-backed securities are subject to prepayment risk. When interest rates decline, borrowers may pay off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund will have to reinvest that money at the lower prevailing interest rates. While residential mortgagors in the United States have the options to pay more principal than required at each payment interval, commercial mortgages are often set for a fixed term and therefore experience a lower degree of prepayment risk.

The Fund may invest in privately issued mortgage-backed securities that are not issued, guaranteed, or backed by the U.S. Government or its agencies or instrumentalities and may bear a greater risk of nonpayment than securities that are backed by the U.S. Treasury. There can be no assurance, however, that such credit enhancements will support full payment of the principal and interest on such obligations. In addition, changes in the credit quality of the entity that provides credit enhancement could cause losses to the Fund and affect its share price.

An asset-backed security is a security backed by non-mortgage assets such as company receivables, truck and auto loans, leases and credit card receivables. Asset-backed securities are subject to risks similar to those associated with mortgage-backed securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Some asset-backed securities present credit risks that are not presented by mortgage-backed securities. This is because some asset-backed securities generally do not have the benefit of a security interest in collateral that is comparable in quality to mortgage assets. Other asset-backed securities do not have the benefit of a security interest in collateral at all. If the issuer of an asset-backed security defaults on its payment obligations, there is the possibility that, in some cases, the Fund will be unable to possess and sell the underlying collateral and that the Fund's recoveries on repossessed collateral may not be available to support payments on the security. In the event of a default, the Fund may suffer a loss if it cannot sell collateral quickly and receive the amount it is owed. The cost of the collateral may also be insufficient to cover the principal amount.

During periods of declining asset value, difficult or frozen credit markets, interest rate changes, or deteriorating economic conditions, mortgage-backed and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Additionally, the value of these securities may fluctuate in response to market's perception of credit worthiness of the issuers. The risk that an issuer will fail to make timely payments of interest or principal, or will default on payments, is generally higher in the case of mortgage-backed securities that include so-called 'sub-prime' mortgages.

"TO BE ANNOUNCED" TRANSACTIONS RISK. The Fund may purchase securities in "to be announced" ("TBA") transactions. TBA transactions are standardized contracts for future delivery in which the exact mortgage pools to be delivered are not specified until a few days prior to settlement. A TBA transaction is a method of trading mortgage-backed securities. In a TBA transaction, the buyer and seller agree upon general trade parameters such as agency, settlement date, par amount and price. Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible losses because of an adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.

U.S. GOVERNMENT SECURITIES RISK. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. While the U.S. Government provides financial support to such U.S. Government-sponsored federal agencies, no assurance can be given that the U.S. Government will always do so, since the U.S. Government is not so obligated by law. Other obligations are backed solely by the government sponsored agency's own resources. As a result, investments in securities issued by the government sponsored agencies that are not backed by the U.S. Treasury are subject to higher credit risk than those that are.

LIQUIDITY RISK. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the Fund from selling these illiquid securities at an advantageous price or at the time desired. A lack of liquidity also may cause the value of investments to decline. Illiquid investments also may be difficult to value.

MUNICIPAL SECURITIES RISK. There may be economic, political or regulatory changes that impact the ability of municipal issuers to repay principal and to make interest payments on municipal securities. Changes in the financial condition or credit rating of municipal issuers also may adversely affect the value of the Fund's municipal securities. Constitutional or legislative limits on borrowing by municipal issuers may result in reduced supplies of municipal securities. Moreover, certain municipal securities are backed only by a municipal issuer's ability to levy and collect taxes.

Income from municipal obligations could be declared taxable because of unfavorable changes in tax laws, adverse interpretations by the Internal Revenue Service or state tax authorities or non-compliant conduct of bond issuers. A portion of the Fund's income may be taxable to shareholders subject to the federal alternative minimum tax.

STATE-SPECIFIC RISK. The Fund may invest more than 25% of its total assets in municipal securities of issuers in California, New York and Texas. The Fund is subject to the risk that the economy of the states in which it invests, and the revenues underlying state municipal bonds, may decline. Investing significantly in a single state means that the Fund is more exposed to negative political or economic factors in that state than a fund that invests more widely.

FOREIGN SECURITIES RISK. Investing in securities of foreign issuers and governments poses additional risks since political and economic events unique to a country or region will affect foreign securities markets and their issuers. Political events (civil unrest, national elections, changes in political conditions and foreign relations, imposition of exchange controls and repatriation restrictions), social and economic events (labor strikes, rising inflation) and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States.

Sovereign debt instruments are subject to the risk that a governmental entity may delay or refuse to pay interest or repay principal on its sovereign debt, due, for example, to cash flow problems, insufficient foreign currency reserves, political considerations, the relative size of the governmental entity's debt position in relation to the economy or the failure to put in place economic reforms required by the International Monetary Fund or other multilateral agencies.

PORTFOLIO TURNOVER RISK. The Fund may buy and sell investments frequently. Such a strategy often involves higher expenses, including brokerage commissions, and may increase the amount of capital gains (in particular, short term gains) realized by the Fund. Shareholders may pay tax on such capital gains.

PERFORMANCE INFORMATION

The Fund is new, and therefore has no performance history. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the Fund's performance to a broad measure of market performance.

INVESTMENT ADVISER

STW Fixed Income Management LLC

PORTFOLIO MANAGERS

William H. Williams, Principal, Chief Executive Officer and Chief Investment Officer, has managed the Fund since its inception.

Edward H. Jewett, Principal, has managed the Fund since its inception.

Richard A. Rezek Jr., CFA, Principal, has managed the Fund since its inception.

Andrew B.J. Chorlton, CFA, Principal, has managed the Fund since its inception.

Neil G. Sutherland, CFA, Principal, has managed the Fund since its inception.

Julio C. Bonilla, CFA, Vice President, has managed the Fund since its inception.

TAX INFORMATION

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account.

FOR IMPORTANT INFORMATION ABOUT PURCHASING AND SELLING FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION, PLEASE TURN TO "SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION" ON PAGE 31 OF THE PROSPECTUS.

SUMMARY INFORMATION ABOUT THE PURCHASE AND SALE OF FUND SHARES AND FINANCIAL INTERMEDIARY COMPENSATION

PURCHASE AND SALE OF FUND SHARES

To purchase shares of a Fund for the first time, you must invest at least $1,000,000. Your subsequent investments in a Fund must be made in amounts of at least $100,000.

If you own your shares directly, you may sell your shares on any day that the New York Stock Exchange (the "NYSE") is open for business by contacting the Funds directly by mail at XX or telephone at XXX-XXX-XXXX.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Funds through a broker-dealer or other financial intermediary (such as a bank), the Funds and their related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Funds over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.

MORE INFORMATION ABOUT RISK

Investing in the Funds involves risk and there is no guarantee that the Funds will achieve their goals. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Funds, just as you could with other investments.

The value of your investment in a Fund is based on the value of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which it trades. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

FIXED INCOME RISK. The market value of fixed income investments change in response to interest rate changes and other factors. During periods of falling interest rates, the values of outstanding fixed income securities generally rise. Moreover, while securities with longer maturities tend to produce higher yields, the prices of longer maturity securities are also subject to greater market fluctuations as a result of changes in interest rates. During periods of falling interest rates, certain debt obligations with high interest rates may be prepaid (or "called") by the issuer prior to maturity. In addition to these risks, fixed income securities may be subject to credit risk, which is the possibility that an issuer will be unable or unwilling to make timely payments of either principal or interest.

FOREIGN SECURITY RISK. Investments in securities of foreign issuers can be more volatile than investments in U.S. companies. Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign companies. Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries a portion of these taxes are recoverable, the non-recovered portion will reduce the income received from the securities comprising the portfolio.

MORE INFORMATION ABOUT THE FUNDS' OBJECTIVES AND INVESTMENTS

The investment objective of the STW Short Duration Investment-Grade Bond Fund, the STW Core Investment-Grade Bond Fund and STW Long Duration Investment-Grade Bond Fund is to seek to achieve a total return that exceeds that of the applicable benchmark. The investment objective of the STW Broad Tax-Aware Value Bond Fund is to seek to achieve a total return that exceeds that of the applicable benchmark on an after tax basis. The investment objectives of the Funds may be changed without shareholder approval, upon prior notice to shareholders.

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in money market instruments and other cash equivalents that would not ordinarily be consistent with its investment objective. If a Fund invests in this manner, it may not achieve its investment objective. The Funds will only do so if the Adviser believes that the risk of loss outweighs the opportunity to pursue their investment objectives.

This prospectus describes the Funds' principal investment strategies, and the Funds will normally invest in the types of securities and other investments described in this prospectus. In addition to the securities and other investments and strategies described in this prospectus, each Fund also may invest to a lesser extent in other securities, use other strategies and engage in other investment practices that are not part of its principal investment strategies. These investments and strategies, as well as those described in this prospectus, are described in detail in the Funds' Statement of Additional Information ("SAI") (for information on how to obtain a copy of the SAI see the back cover of this prospectus). Of course, there is no guarantee that a Fund will achieve its investment goals.

INFORMATION ABOUT PORTFOLIO HOLDINGS

A description of the Funds' policy and procedures with respect to the circumstances under which the Funds disclose their portfolio holdings is available in the SAI.

INVESTMENT ADVISER

STW Fixed Income Management LLC (the "Adviser or STW") is a Delaware limited liability company that, as a limited liability company and in its predecessor corporate forms, has provided investment advisory services since 1985. The Adviser's principal place of business is located at 6185 Carpinteria Avenue, Carpinteria, California 93013. As of December 31, 2010, the Adviser had approximately $10.5 billion in assets under management.

The Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's investment program. The Trust's Board of Trustees (the "Board") supervises the Adviser and establishes policies that the Adviser must follow in its management activities. For its advisory services to the Funds, the Adviser is entitled to an investment advisory fee, which is calculated daily and paid monthly, at an annual rate of 0.33% of the average daily net assets of each Fund.

The Adviser has contractually agreed to reduce its fees and reimburse expenses to the extent necessary to keep net operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) (collectively, "excluded expenses") from exceeding 0.525% of the Fund's Institutional Shares' average daily net assets until November 29, 2012. The Adviser may elect to extend this reduction in fees on an annual basis. If at any point it becomes unnecessary for the Adviser to reduce fees and make expense reimbursements, the Adviser may retain the difference between the total annual Fund operating expenses (not including excluded expenses) of a Fund and its expense cap to recapture all or a portion of its prior fee reductions and expense reimbursements made during the preceding three-year period during which this agreement was in place.

A discussion regarding the basis for the Board's approval of the Funds' investment advisory agreement will be available in the Funds' Annual Report.

PORTFOLIO MANAGERS

Each Fund is managed by a team of investment professionals each of whom is jointly and primarily responsible for the day-to-day management of the Funds. The SAI provides additional information about the portfolio managers' compensation, other accounts managed, and ownership of Fund shares.

William H. Williams, Principal and Portfolio Manager, is Chief Executive Officer and Chief Investment Officer of STW Fixed Income Management. He has been STW's Chief Investment Officer since the firm's inception. Mr. Williams is the architect of STW's value-driven approach to fixed income management. Prior to forming his own firm in 1985, Mr. Williams was an owner of Starbuck, Tisdale & Williams, where he was responsible for fixed income and where he developed STW's investment philosophy and process. He studied Engineering and Business Administration at Northwestern University and received his BA in Business Administration from Tulane University.

Edward H. Jewett, Principal and Portfolio Manager, joined the Adviser in 1988 and has 34 years of investment experience. Prior to joining the Adviser, he spent seven years at Kidder, Peabody & Company where he was a Partner and Manager of the International Fixed Income Department for North America. Prior to that, Mr. Jewett was a corporate bond trader at Dillon Read & Company, where he traded a broad range of investment-grade securities. Mr. Jewett graduated from the University of Virginia's McIntire School of Commerce in 1976 with a BS in Commerce.

Richard A. Rezek Jr., CFA, Principal and Portfolio Manager, joined the Adviser in 2002 and has 25 years of investment experience. Prior to joining the Adviser, he spent seven years as Vice President and Portfolio Manager at Loomis Sayles. At Loomis, Mr. Rezek managed institutional core mandate accounts and was the senior member of the group's corporate and mortgage team. Prior to that, he was Vice President of the Wells Fargo Bank Investment Management Group in San Francisco. Before that, he was Vice President and Portfolio Manager at Duff & Phelps, where he specialized in the management of discretionary and advisory investment-grade fixed income portfolios for institutional and individual investors. Mr. Rezek obtained his MBA in Finance from DePaul University in 1991, and his BS in Business with a concentration in Economics from St. John's University in 1981.

Andrew B.J. Chorlton, CFA, Principal and Portfolio Manager, joined the Adviser in 2007 and has 13 years of investment experience. Before coming to the Adviser, he spent six years as a Senior Fixed Income Manager with AXA Investment Managers. While there, he focused primarily on corporate bond funds and was the lead manager for segregated third party institutional corporate bond mandates, both traditional and liability benchmarked. Prior to that, Mr. Chorlton was a Portfolio Manager with Citigroup Asset Management where he managed a number of short- and long-term global fixed income portfolios and broad-market credit mandates. Mr. Chorlton holds a Bachelor of Social Sciences in Economics and Spanish from the University of Birmingham.

Neil G. Sutherland, CFA, Principal and Portfolio Manager, joined the Adviser in 2008 and has 13 years of investment experience. Previously, he spent seven years at AXA Investment Managers, where he held the position of Senior Fixed Income Manager. While there, he focused on the sterling credit market and worked with Mr. Chorlton for six years on the UK fixed income portfolio management team. Before that, Mr. Sutherland was part of Newton Investment Group's Global Fixed Income Team, where for four years he managed a range of fixed income portfolios. Mr. Sutherland holds an MA in Business and Politics from the University of Dublin, Trinity College.

Julio C. Bonilla, CFA, Vice President and Portfolio Manager, joined the Adviser in 2010 and has 13 years of investment experience. Prior to joining the Adviser, Mr. Bonilla spent ten years with Wells Capital Management, where he held the title of Senior Portfolio Manager. As a lead portfolio manager at Wells Capital, Mr. Bonilla was instrumental in developing Wells Capital's municipal derivatives strategy. While there, he cultivated an expertise in municipal fixed income management and was responsible for account activity from trading to portfolio strategy. Mr. Bonilla obtained his MBA in Finance from Pepperdine University, and his Bachelor of Arts in Political Science from the University of San Diego.

RELATED PERFORMANCE DATA OF THE ADVISER

Each of the following tables shows the performance of actual accounts managed by the Adviser that have investment objectives, policies, and strategies substantially similar to those of each Fund (each, a "Composite"). Each Composite corresponds to a Fund as follows:

--------------------------------------------------------------------------------
         STW COMPOSITE                                 STW FUND
STW Short Duration Composite            STW Short Duration Investment-Grade Bond
                                        Fund
--------------------------------------------------------------------------------
STW Aggregate Composite                 STW Core Investment-Grade Bond Fund
--------------------------------------------------------------------------------
STW Long Government/Credit Composite    STW Long Duration Investment-Grade Bond
                                        Fund
--------------------------------------------------------------------------------
STW Private Wealth Composite            STW Broad Tax-Aware Value Bond Fund
--------------------------------------------------------------------------------

The Composite data illustrates the past performance of the Adviser in managing substantially similar accounts. THE DATA DOES NOT REPRESENT THE PERFORMANCE OF THE FUNDS. Moreover, the performance shown does not represent the future performance of any Fund or of the Adviser.

The manner in which the performance was calculated for the Composites differs from that of registered mutual funds such as the Funds. The Adviser claims compliance with the Global Investment Performance Standards (GIPS(R)) and has prepared and presented this report in compliance with the GIPS standards. The Adviser has been independently verified for the period January 1, 1993 through December 31, 2009. Verification assesses whether (1) the firm has complied with all the composite construction requirements of the GIPS standards on a firm-wide basis and (2) the firm's policies and procedures are designed to calculate and present performance in compliance with the GIPS standards. Verification does not ensure the accuracy of any specific composite presentation. The verification reports are available upon request.

Performance results are presented both net of fees and gross of fees. "Net of fees" performance results are net of the Adviser's management fee. Clients with accounts in the Composites incur other expenses in connection with their accounts such as custody fees and other costs. Because of variation in fee levels, the "net of fees" Composite returns may not be reflective of performance in any one particular account. Therefore, the performance information shown below is not necessarily representative of the performance information that typically would be shown for a registered mutual fund. Each Fund's fees and expenses are generally expected to be higher than those of the accounts included in the respective Composite. If the Funds' fees and expenses had been imposed on the accounts included in the respective Composite, the performance shown below would have been lower.


The accounts included in each Composite may not be subject to the same type of expenses to which the Funds are subject and may not be subject to the diversification requirements, specific tax restrictions, and investment limitations imposed by the federal securities and tax laws. Consequently, the performance results for each Composite could have been adversely affected if the accounts included in the Composite were subject to the same federal securities and tax laws as the Funds.

The investment results for each Composite presented below are not intended to predict or suggest the future returns of the Funds. The performance data shown below should not be considered a substitute for the Funds' own performance information. Investors should be aware that the use of a methodology different than that used below to calculate performance could result in different performance data.


STW SHORT DURATION COMPOSITE (1)
(corresponds to the STW Short Duration Investment-Grade Bond Fund) (since January 1, 1985 through December 31, 2010)


--------------------------------------------------------------------------------------------------------
                                MERRILL
        ANNUAL      ANNUAL       LYNCH
      COMPOSITE    COMPOSITE     1-3 YR          1-3 YR
       RETURNS     RETURNS     TREASURY     GOVT/CORPORATE     NUMBER                 COMPOSITE   FIRM
         NET OF    GROSS OF   INDEX RETURN    BOND INDEX         OF      DISPERSION     ASSETS   ASSETS
YEAR   FEES (%)    FEES (%)        (%)         RETURN (%)     PORTFOLIOS     (%)          ($ M)    ($ B)
--------------------------------------------------------------------------------------------------------
1985     15.8       16.3         14.0            13.9       5 or fewer      n/m           29       1.7
--------------------------------------------------------------------------------------------------------
1986     12.1       12.5         10.3            10.4           9           n/m          386       3.0
--------------------------------------------------------------------------------------------------------
1987      6.4        6.8          5.6             5.6          12           0.4          452       3.5
--------------------------------------------------------------------------------------------------------
1988      7.1        7.5          6.2             6.3          12           0.3          428       4.1
--------------------------------------------------------------------------------------------------------
1989     12.2       12.6         10.9            11.0          13           0.3          473       5.4
--------------------------------------------------------------------------------------------------------
1990      9.4        9.8          9.7             9.7          18           0.2          855       6.2
--------------------------------------------------------------------------------------------------------
1991     13.9       14.2         11.7            11.8          19           0.3        1,176       7.6
--------------------------------------------------------------------------------------------------------
1992      7.6        7.8          6.3             6.4          24           0.3        1,693       8.7
--------------------------------------------------------------------------------------------------------
1993      8.5        8.8          5.4             5.6          24           0.3        1,810       9.7
--------------------------------------------------------------------------------------------------------
1994      0.3        0.6          0.6             0.6          21           0.2        1,584       9.1
--------------------------------------------------------------------------------------------------------
1995     11.1       11.3         11.0            11.1          20           0.2        1,679       9.4
--------------------------------------------------------------------------------------------------------
1996      4.9        5.1          5.0             5.1          19           0.1        1,565       8.3
--------------------------------------------------------------------------------------------------------
1997      6.4        6.7          6.7             6.7          17           0.1        1,562       9.8
--------------------------------------------------------------------------------------------------------
1998      6.6        6.8          7.0             7.0          15           0.1        1,550      10.2
--------------------------------------------------------------------------------------------------------
1999      3.7        3.9          3.1             3.3          12           0.2        1,280       9.5
--------------------------------------------------------------------------------------------------------
2000      7.8        8.1          8.0             8.1          12           0.3        1,186       9.3
--------------------------------------------------------------------------------------------------------
2001      9.4        9.6          8.3             8.7          13           0.3        1,245       7.9
--------------------------------------------------------------------------------------------------------
2002      5.8        6.0          5.8             6.1          10           0.8          871       7.0
--------------------------------------------------------------------------------------------------------
2003      4.1        4.3          1.9             2.7          11           0.3        1,216       9.2
--------------------------------------------------------------------------------------------------------
2004      1.2        1.4          0.9             1.2          13           0.1        1,382      10.7
--------------------------------------------------------------------------------------------------------
2005      1.8        2.0          1.7             1.8          14           0.1        1,643      11.6
--------------------------------------------------------------------------------------------------------
2006      4.4        4.6          4.0             4.3          13           0.6        1,521      10.7
--------------------------------------------------------------------------------------------------------
2007      5.8        6.1          7.3             6.9           8           0.1          880      11.1
--------------------------------------------------------------------------------------------------------
2008     -3.8       -3.6          6.6             4.7           8           0.4          759       9.5
--------------------------------------------------------------------------------------------------------
2009     16.3       16.6          0.8             3.8      5 or fewer       n/m          494       9.9
--------------------------------------------------------------------------------------------------------
2010      4.4        4.6          2.3             2.8      5 or fewer       n/m          549      10.5
--------------------------------------------------------------------------------------------------------

SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS*
(since inception of the Composite (October 1, 1982) through March 31, 2011)


--------------------------------------------------------------------------------------
                                               MERRILL LYNCH
                                                  1-3 YR              1-3 YR
                                GROSS OF         TREASURY        GOVT/CORPORATE
PERIOD             NET OF FEES    FEES         INDEX RETURN     BOND INDEX RETURN
--------------------------------------------------------------------------------------
Since Inception
(10/1/82)              7.5%        7.8%            6.6%               6.8%
--------------------------------------------------------------------------------------
25 Years               6.5%        6.7%            5.7%               5.9%
--------------------------------------------------------------------------------------
20 Years               5.8%        6.0%            5.0%               5.3%
--------------------------------------------------------------------------------------
15 Years               5.2%        5.4%            4.6%               4.8%
--------------------------------------------------------------------------------------
10 Years               4.6%        4.9%            3.6%               4.0%
--------------------------------------------------------------------------------------
5 Years                5.3%        5.6%            4.1%               4.4%
--------------------------------------------------------------------------------------
3 Years                5.2%        5.5%            2.2%               2.9%
--------------------------------------------------------------------------------------
1 Year                 3.4%        3.6%            1.7%               2.1%
--------------------------------------------------------------------------------------


* This information is supplemental to the STW Short Duration Composite performance presentation above.

(1) Performance shown prior to August 1, 1985 is from a separate firm, Starbuck, Tisdale & Williams (which was renamed Starbuck, Taylor, Tisdale & Williams on November 7, 1983 and renamed STW Fixed Income Management on December 11, 1984), and this performance is linked with the performance of STW Fixed Income Management LLC. Beginning in January 1, 2001, STW began reporting quarter and annual returns, from the composite inception, calculated on a monthly basis and geometrically linked. Prior to 2001, quarter calculated composite returns were previously reported.

1. THE COMPOSITE: The STW Short Duration Composite follows STW's value approach and is made up of all discretionary, short duration, tax-exempt, fixed income accounts benchmarked to the Merrill Lynch 1-3 Year Treasury Bond Index, the Merrill Lynch 1-3 Year Government/Corporate Bond Index or an index or composite index with a similar duration and invested in fixed income securities denominated in US Dollars. In accordance with the Firm's account inclusion/ exclusion procedures, to be included in the Short Duration Composite a portfolio must be fully invested, deemed discretionary and have a minimum beginning market value of $30 million. A portfolio will be removed from the composite when its beginning market value falls below the 5% threshold of the minimum beginning market value. Discretionary portfolios are those not subject to material client-imposed investment restrictions which hinder or constrain the investment management strategy STW would otherwise apply. A portfolio will be included in the composite on the first day of the first calendar month that it meets the composite inclusion criteria. From January 1, 1995 through March 31, 2007, for a portfolio to be included in the composite it must have had a minimum beginning market value of $30 million and a portfolio was removed from the composite when its beginning market value fell below $15 million. From July 1, 1991 through December 31, 1994, the minimum beginning market value was $15 million and a portfolio was removed from the composite when its beginning market value fell below $5 million. Beginning August 1, 2010, portfolios that limited purchases to bonds rated in the A category or better were removed from this composite as the ability to purchase securities within all rating categories of our investment-grade universe became an important part of the investment strategy. If a portfolio is removed from a composite, its prior history remains in the composite. Derivatives, hedging and leverage are not utilized in the management of portfolios included in the composite. The Short Duration Composite's inception date is October 1, 1982 and it was created in January 1999. The results have been prepared and presented in compliance with GIPS(R) from January 1, 1991. The Composite results presented for periods prior to January 1, 1991 were calculated on an equal-weighted basis rather than a market value weighted basis.

2. EXTERNAL CASH FLOWS: Effective January 1, 2010, STW uses temporary new accounts to hold significant client-directed external cash flows until they are invested according to the composite strategy or disbursed. For the purposes of the GIPS standards, an external cash flow is defined as capital (cash or investments) that enters or exits a portfolio. STW defines a significant client-directed external cash flow as (i) any client initiated withdrawals that exceed 30% of the market value of an account in a composite , and (ii) any client initiated additions or withdrawals that exceed 15% of the market value of an account in a composite and held in the account for more than 3 business days. Temporary new accounts are not included in any composite.

3. THE BENCHMARK: The benchmark for the Short Duration Composite is the Merrill Lynch 1-3 Year Treasury Bond Index. For comparative purposes, we have also shown the performance for the Merrill Lynch 1-3 Year Government/Corporate Bond Index, beginning July 1986, which is as far back as this data is available, linked with the performance of the Barclays Capital 1-3 Year Government/Credit Bond Index through June 1986. The Merrill Lynch 1-3 Year Treasury Bond Index is a market-capitalization-weighted index including all US Treasury notes and bonds with maturities greater than or equal to one year and less than three years. The Merrill Lynch 1-3 Year Government/Corporate Bond Index is a market-capitalization-weighted index including all US-dollar-denominated investment-grade government and corporate debt publicly issued in the US domestic market with maturities greater than or equal to one year and less than three years. Qualifying securities must have an investment grade rating (based on an average of Moody's, S&P and Fitch) and an investment-grade country of risk (based on an average of Moody's, S&P and Fitch foreign currency long-term sovereign debt rating). The Barclays Capital 1-3 Year Government/Credit Bond Index is a bond market index covering the US investment-grade fixed corporate and government bond market. The index consists of publicly issued corporate, US government and specified foreign debentures and secured notes. All securities in the index must have at least one year to maturity and no more than three years to maturity, and be rated investment-grade by at least two of the following ratings agencies: Moody's, S&P and Fitch, and be dollar-denominated, fixed rate and nonconvertible. Bank of America Merrill Lynch traders are the primary pricing source for the Merrill Lynch Benchmark Indices with regards to Treasuries and mortgages. Third-party pricing services are used as the primary pricing sources for other fixed income securities. Any index referenced herein is a fully invested index that includes income and does not include any transaction costs, management fees or other costs. STW seeks to value all client holdings fairly and accurately. This generally means that STW values securities based on the prices at which securities are actually trading or at what STW believes is their fair value. STW prices securities using third-party pricing services and conducts daily price tolerance testing of all prices received. STW's Pricing Committee determines the fair value of securities that (i) fall outside of the tolerance tests, (ii) are not priced by one of the third-party services or (iii) are otherwise deemed to be materially mispriced. Within the investment-grade universe, portfolios managed by STW differ substantially from the indices presented, including with respect to the number and type of issuers and issues held, sector allocation and material characteristics. It is not possible to invest directly in an index.

4. FEES: The management fee will reduce client returns for performance results that are presented gross of fees. Investment management fees are based on the total market value, including accrued interest, of the assets under management as calculated by mutual agreement with the client. Actual fees are used in the calculation of net of fee returns. STW's standard fee schedule is the annual rate of: 0.375% of the first $30 million; 0.250% of the next $70 million; 0.125% of the next $400 million; 0.100% of the next $500 million and 0.080% of the balance. STW's fee schedule for certain mutual fund clients is the annual rate of: 0.250% of the first $130 million; 0.125% of the next $370 million; 0.100% of the next $500 million and 0.080% of the balance. STW generally combines assets of the same and related clients for purposes of determining fees. Fees are billed quarterly in advance or arrears. The following is a representative example of the effect management fees, compounded over time, could have on a client's portfolio. Assume a .25% annual fee deducted quarterly from an account with 5% annualized growth will result in a return of 4.7%, while the same account with 15% annualized growth will have a return of 14.7%.

5. For more information about this Composite, see "Notes Applicable to All Composites."

STW AGGREGATE COMPOSITE
(corresponds to the STW Core Investment-Grade Bond Fund)
(since inception of the Composite (April 1, 1992) through December 31, 2010)


----------------------------------------------------------------------------------------------
          ANNUAL     ANNUAL       BARCLAYS
        COMPOSITE   COMPOSITE     CAPITAL
         RETURNS    RETURNS      AGGREGATE        NUMBER                   COMPOSITE    FIRM
         NET OF     GROSS OF     BOND INDEX         OF        DISPERSION     ASSETS    ASSETS
YEAR    FEES (%)    FEES (%)     RETURN (%)     PORTFOLIOS        (%)        ($ M)     ($ B)
----------------------------------------------------------------------------------------------
1992(1)   9.1          9.4          8.8         5 or fewer       n/m          43        8.7
----------------------------------------------------------------------------------------------
1993     12.6         12.9          9.8         5 or fewer       n/m          55        9.7
----------------------------------------------------------------------------------------------
1994     -3.9         -3.6         -2.9         5 or fewer       n/m          53        9.1
----------------------------------------------------------------------------------------------
1995     19.1         19.4         18.5         5 or fewer       n/m          93        9.4
----------------------------------------------------------------------------------------------
1996      3.4          3.6          3.6         5 or fewer       n/m         209        8.3
----------------------------------------------------------------------------------------------
1997     10.4         10.7          9.7         5 or fewer       n/m         155        9.8
----------------------------------------------------------------------------------------------
1998      9.1          9.4          8.7         5 or fewer       n/m         221       10.2
----------------------------------------------------------------------------------------------
1999     -0.7         -0.5         -0.8         5 or fewer       n/m          91        9.5
----------------------------------------------------------------------------------------------
2000      9.1          9.3         11.6         5 or fewer       n/m          97        9.3
----------------------------------------------------------------------------------------------
2001     11.3         11.5          8.4         5 or fewer       n/m         136        7.9
----------------------------------------------------------------------------------------------
2002     10.8         11.0         10.3         5 or fewer       n/m         323        7.0
----------------------------------------------------------------------------------------------
2003      6.7          6.9          4.1         5 or fewer       n/m         470        9.2
----------------------------------------------------------------------------------------------
2004      3.5          3.7          4.3         5 or fewer       n/m         438       10.7
----------------------------------------------------------------------------------------------
2005      2.8          3.0          2.4             6            n/m         630       11.6
----------------------------------------------------------------------------------------------
2006      4.1          4.4          4.3             8            0.4         773       10.7
----------------------------------------------------------------------------------------------
2007      7.0          7.2          7.0             6            0.1         711       11.1
----------------------------------------------------------------------------------------------
2008     -5.3         -5.1          5.2         5 or fewer       n/m         543        9.5
----------------------------------------------------------------------------------------------
2009     20.0         20.2          5.9             6            n/m         851        9.9
----------------------------------------------------------------------------------------------
2010      6.6          6.9          6.5         5 or fewer       n/m         614       10.5
----------------------------------------------------------------------------------------------

(1) For the period April 1, 1992 to December 31, 1992.

--------------------------------------------------------------------------
SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS*
(SINCE INCEPTION OF THE COMPOSITE (APRIL 1, 1992) THROUGH MARCH 31, 2011)
--------------------------------------------------------------------------
                                                     BARCLAYS CAPITAL
                                      GROSS OF     AGGREGATE BOND INDEX
PERIOD                NET OF FEES       FEES             RETURN
--------------------------------------------------------------------------
Since Inception
(4/1/92)                 7.0%         7.3%               6.5%
--------------------------------------------------------------------------
15 Years                 6.7%         6.9%               6.2%
--------------------------------------------------------------------------
10 Years                 6.4%         6.6%               5.6%
--------------------------------------------------------------------------
5 Years                  6.6%         6.8%               6.0%
--------------------------------------------------------------------------
3 Years                  6.5%         6.7%               5.3%
--------------------------------------------------------------------------
1 Year                   5.5%         5.7%               5.1%
--------------------------------------------------------------------------


*This information is supplemental to the STW Aggregate Composite performance presentation above.

1. THE COMPOSITE: The STW Aggregate Composite follows STW's value approach and is made up of all discretionary, intermediate duration, tax-exempt, fixed income accounts benchmarked to the Barclays Capital Aggregate Bond Index, the Citigroup Broad Investment-Grade Bond Index or an index or composite index with a similar duration and invested in fixed income securities denominated in US Dollars. In accordance with the Firm's account inclusion/exclusion procedures, to be included in the Aggregate Composite a portfolio must be fully invested, deemed discretionary and have a minimum beginning market value of $30 million. A portfolio will be removed from the composite when its beginning market value falls below the 5% threshold of the minimum beginning market value. Discretionary portfolios are those not subject to material client imposed investment restrictions which hinder or constrain the investment management strategy STW would otherwise apply. A portfolio will be included in the composite on the first day of the first calendar month that it meets the composite inclusion criteria. From January 1, 1995 through March 31, 2007, for a portfolio to be included in the composite it must have had a minimum beginning market value of $30 million and a portfolio was removed from the composite when its beginning market value fell below $15 million. From April 1, 1992 through December 31, 1994, the minimum beginning market value was $15 million and a portfolio was removed from the composite when its beginning market value fell below $5 million. Beginning August 1, 2010, portfolios that limited purchases to bonds rated in the A category or better were removed from this composite as the ability to purchase securities within all rating categories of our investment-grade universe became an important part of the investment strategy. If a portfolio is removed from a composite, its prior history remains in the composite. Derivatives, hedging and leverage are not utilized in the management of portfolios included in the composite. The Aggregate Composite's inception date is April 1, 1992 and it was created in January 2001. The results have been prepared and presented in compliance with GIPS(R).

2. EXTERNAL CASH FLOWS: Effective January 1, 2010, STW uses temporary new accounts to hold significant client-directed external cash flows until they are invested according to the composite strategy or disbursed. For the purposes of the GIPS standards, an external cash flow is defined as capital (cash or investments) that enters or exits a portfolio. STW defines a significant client-directed external cash flow as (i) any client initiated withdrawals that exceed 30% of the market value of an account in a composite , and (ii) any client initiated additions or withdrawals that exceed 15% of the market value of an account in a composite and held in the account for more than 3 business days. Temporary new accounts are not included in any composite.

3. THE BENCHMARK: The benchmark for the Aggregate Composite is the Barclays Capital Aggregate Bond Index. This is a broad bond market index covering the US investment grade fixed bond market. The index consists of government and corporate securities, agency mortgage pass-through securities and asset backed securities. All securities in the index must be rated investment-grade by at least two of the following ratings agencies: Moody's, S&P and Fitch. Barclays Capital market makers (traders) are the primary pricing source for the Barclays Capital Benchmark Indices, although the ultimate valuations also rely on other data inputs and models to derive a dollar price for all index-eligible securities. Third-party pricing sources are used in the verification process and when prices from Barclays Capital market makers are unavailable. This is a fully invested index that includes income and does not include any transaction costs, management fees or other costs. STW seeks to value all client holdings fairly and accurately. This generally means that STW values securities based on the prices at which securities are actually trading or at what STW believes is their fair value. STW prices securities using third-party pricing services and conducts daily price tolerance testing of all prices received. STW's Pricing Committee determines the fair value of securities that (i) fall outside of the tolerance tests, (ii) are not priced by one of the third-party services or
(iii) are otherwise deemed to be materially mispriced. Within the investment-grade universe, portfolios managed by STW differ substantially from the indices presented, including with respect to the number and type of issuers and issues held, sector allocation and material characteristics. It is not possible to invest directly in an index.

4. FEES: The management fee will reduce client returns for performance results that are presented gross of fees. Investment management fees are based on the total market value, including accrued interest, of the assets under management as calculated by mutual agreement with the client. Actual fees are used in the calculation of net of fee returns. STW's standard fee schedule is the annual rate of: 0.375% of the first $30 million; 0.250% of the next $70 million; 0.125% of the next $400 million; 0.100% of the next $500 million and 0.080% of the balance. STW's fee schedule for certain mutual fund clients is the annual rate of: 0.250% of the first $130 million; 0.125% of the next $370 million; 0.100% of the next $500 million and 0.080% of the balance. STW generally combines assets of the same and related clients for purposes of determining fees. Fees are billed quarterly in advance or arrears. The following is a representative example of the effect management fees, compounded over time, could have on a client's portfolio. Assume a .25% annual fee deducted quarterly from an account with 5% annualized growth will result in a return of 4.7%, while the same account with 15% annualized growth will have a return of 14.7%.


5. For more information about this Composite, see "Notes Applicable to All Composites."

STW LONG GOVERNMENT/CREDIT COMPOSITE
(corresponds to the STW Long Duration Investment-Grade Bond Fund) (since inception of the Composite (July 1, 2002) through December 31, 2010)

----------------------------------------------------------------------------------------------
         ANNUAL      ANNUAL     BARCLAYS CAPITAL
       COMPOSITE   COMPOSITE          LONG
        RETURNS     RETURNS    GOVERNMENT/CREDIT      NUMBER                 COMPOSITE   FIRM
        NET OF      GROSS OF    BOND INDEX RETURN       OF       DISPERSION    ASSETS   ASSETS
YEAR    FEES (%)    FEES (%)           (%)          PORTFOLIOS       (%)        ($ M)    ($ B)
----------------------------------------------------------------------------------------------
2002(1)  11.3        11.4             10.1          5 or fewer       n/m         45       7.0
----------------------------------------------------------------------------------------------
2003      9.1         9.5              5.9          5 or fewer       n/m         43       9.2
----------------------------------------------------------------------------------------------
2004      7.6         8.0              8.6          5 or fewer       n/m         45      10.7
----------------------------------------------------------------------------------------------
2005      6.9         7.3              5.3          5 or fewer       n/m         56      11.6
----------------------------------------------------------------------------------------------
2006      3.3         3.6              2.7          5 or fewer       n/m        266      10.7
----------------------------------------------------------------------------------------------
2007      8.3         8.5              6.6          5 or fewer       n/m        288      11.1
----------------------------------------------------------------------------------------------
2008     -4.0        -3.8              8.4          5 or fewer       n/m        285       9.5
----------------------------------------------------------------------------------------------
2009     21.6        21.9              1.9          5 or fewer       n/m        443       9.9
----------------------------------------------------------------------------------------------
2010     11.5        11.8             10.2              13           0.3      1,011      10.5
----------------------------------------------------------------------------------------------

(1) For the period July 1, 2002 to December 31, 2002.

--------------------------------------------------------------------------------
SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS*
(SINCE INCEPTION OF THE COMPOSITE (JULY 1, 2002) THROUGH MARCH 31, 2011)
--------------------------------------------------------------------------------
                                                       BARCLAYS CAPITAL LONG
                                       GROSS OF       GOVERNMENT/CREDIT BOND
PERIOD                 NET OF FEES       FEES            INDEX RETURN
--------------------------------------------------------------------------------
Since Inception
(7/1/02)                  8.4%         8.8%                 6.9%
--------------------------------------------------------------------------------
7 Years                   6.9%         7.2%                 5.5%
--------------------------------------------------------------------------------
5 Years                   8.5%         8.8%                 6.6%
--------------------------------------------------------------------------------
3 Years                   9.5%         9.7%                 6.5%
--------------------------------------------------------------------------------
1 Year                    9.3%         9.6%                 8.5%
--------------------------------------------------------------------------------


* This information is supplemental to the STW Long Government/Credit Composite performance presentation above.

1. THE COMPOSITE: The STW Long Government/Credit Composite follows STW's value approach and is made up of all discretionary, long duration, tax-exempt, fixed income accounts benchmarked to the Barclays Capital Long Government/Credit Bond Index or an index or composite index with a similar duration and invested in fixed income securities denominated in US Dollars. In accordance with the Firm's account inclusion/exclusion procedures, to be included in the Long Government/Credit Composite a portfolio must be fully invested, deemed discretionary and have a minimum beginning market value of $30 million. A portfolio will be removed from the composite when its beginning market value falls below the 5% threshold of the minimum beginning market value. Discretionary portfolios are those not subject to material client-imposed investment restrictions which hinder or constrain the investment management strategy STW would otherwise apply. A portfolio will be included in the composite on the first day of the first calendar month that it meets the composite inclusion criteria. From inception through March 31, 2007, for a portfolio to be included in the composite it must have had a minimum beginning market value of $30 million and a portfolio was removed from the composite when its beginning market value fell below $15 million. Beginning August 1, 2010, portfolios that limited purchases to bonds rated in the A category or better were removed from this composite as the ability to purchase securities within all rating categories of our investment-grade universe became an important part of the investment strategy. If a portfolio is removed from a composite, its prior history remains in the composite. Derivatives, hedging and leverage are not utilized in the management of portfolios included in the composite. The Long Government/Credit Composite's inception date is July 1, 2002 and it was created in July 2002. The results have been prepared and presented in compliance with GIPS(R) . The Composite has been examined for the periods January 1, 2006 through December 31, 2009. The performance examination reports are available upon request.

2. EXTERNAL CASH FLOWS: Effective January 1, 2010, STW uses temporary new accounts to hold significant client-directed external cash flows until they are invested according to the composite strategy or disbursed. For the purposes of the GIPS standards, an external cash flow is defined as capital (cash or investments) that enters or exits a portfolio. STW defines a significant client-directed external cash flow as (i) any client initiated withdrawals that exceed 30% of the market value of an account in a composite , and (ii) any client initiated additions or withdrawals that exceed 15% of the market value of an account in a composite and held in the account for more than 3 business days. Temporary new accounts are not included in any composite.

3. THE BENCHMARK: The benchmark for the Long Government/Credit Composite is the Barclays Capital Long Government/Credit Bond Index. This is a bond market index covering the US investment-grade fixed corporate and government bond market. The index consists of publicly issued corporate, US government and specified foreign debentures and secured notes. All securities in the index must have at least ten years to maturity and be rated investment-grade by at least two of the following ratings agencies: Moody's, S&P and Fitch, and be dollar-denominated, fixed rate and nonconvertible. Barclays Capital market makers (traders) are the primary pricing source for the Barclays Capital Benchmark Indices, although the ultimate valuations also rely on other data inputs and models to derive a dollar price for all index-eligible securities. Third-party pricing sources are used in the verification process and when prices from Barclays Capital market makers are unavailable.

This is a fully invested index that includes income and does not include any transaction costs, management fees or other costs. STW seeks to value all client holdings fairly and accurately. This generally means that STW values securities based on the prices at which securities are actually trading or at what STW believes is their fair value. STW prices securities using third-party pricing services and conducts daily price tolerance testing of all prices received. STW's Pricing Committee determines the fair value of securities that
(i) fall outside of the tolerance tests, (ii) are not priced by one of the third-party services or (iii) are otherwise deemed to be materially mispriced. Within the investment-grade universe, portfolios managed by STW differ substantially from the indices presented, including with respect to the number and type of issuers and issues held, sector allocation and material characteristics. It is not possible to invest directly in an index.

4. FEES: The management fee will reduce client returns for performance results that are presented gross of fees. Investment management fees are based on the total market value, including accrued interest, of the assets under management as calculated by mutual agreement with the client. Actual fees are used in the calculation of net of fee returns. STW's standard fee schedule is the annual rate of: 0.375% of the first $30 million; 0.250% of the next $70 million; 0.125% of the next $400 million; 0.100% of the next $500 million and 0.080% of the balance. STW generally combines assets of the same and related clients for purposes of determining fees. Fees are billed quarterly in advance or arrears. The following is a representative example of the effect management fees, compounded over time, could have on a client's portfolio. Assume a .25% annual fee deducted quarterly from an account with 5% annualized growth will result in a return of 4.7%, while the same account with 15% annualized growth will have a return of 14.7% .

5. For more information about this Composite, see "Notes Applicable to All Composites."

STW PRIVATE WEALTH COMPOSITE
(corresponds to the STW Broad Tax-Aware Value Bond Fund)
(since inception of the Composite (January 1, 1988) through December 31,
2010)

------------------------------------------------------------------------------------------------------
          BEFORE-    BEFORE-
            TAX       TAX
          ANNUAL     ANNUAL
        COMPOSITE   COMPOSITE
         RETURNS     RETURNS                       NUMBER                  % NON-   COMPOSITE   FIRM
          NET OF    GROSS OF      BENCHMARK          OF       DISPERSION    FEE       ASSETS   ASSETS
YEAR     FEES (%)    FEES (%)      RETURN (%)    PORTFOLIOS       (%)      PAYING      ($ M)    ($ B)
------------------------------------------------------------------------------------------------------
1988      10.6        11.1            11.0      5 or fewer       n/m         0          20      4.1
------------------------------------------------------------------------------------------------------
1989      16.5        17.0            13.5      5 or fewer       n/m         0          42      5.4
------------------------------------------------------------------------------------------------------
1990       9.4         9.8             6.8      5 or fewer       n/m         0          43      6.2
------------------------------------------------------------------------------------------------------
1991      14.2        14.6            14.2      5 or fewer       n/m         0          46      7.6
------------------------------------------------------------------------------------------------------
1992       7.0         7.3             9.0      5 or fewer       n/m         0          47      8.7
------------------------------------------------------------------------------------------------------
1993      15.4        15.8            14.6      5 or fewer       n/m         0          53      9.7
------------------------------------------------------------------------------------------------------
1994      -8.3        -8.0            -7.5      5 or fewer       n/m         0          45      9.1
------------------------------------------------------------------------------------------------------
1995      24.3        24.7            23.0      5 or fewer       n/m         0          54      9.4
------------------------------------------------------------------------------------------------------
1996       2.7         3.0             3.2      5 or fewer       n/m         0          55      8.3
------------------------------------------------------------------------------------------------------
1997      11.7        12.1            11.3      5 or fewer       n/m         0          60      9.8
------------------------------------------------------------------------------------------------------
1998       6.8         7.1             8.6      5 or fewer       n/m         0          62     10.2
------------------------------------------------------------------------------------------------------
1999      -4.9        -4.6            -5.4      5 or fewer       n/m         0          58      9.5
------------------------------------------------------------------------------------------------------
2000      13.8        14.2            16.0      5 or fewer       n/m         0          65      9.3
------------------------------------------------------------------------------------------------------
2001       4.2         4.4             4.7      5 or fewer       n/m        19          84      7.9
------------------------------------------------------------------------------------------------------
2002      14.2        14.4            11.3      5 or fewer       n/m        15         113      7.0
------------------------------------------------------------------------------------------------------
2003       5.5         5.8             5.2      5 or fewer       n/m        16         117      9.2
------------------------------------------------------------------------------------------------------
2004       6.2         6.4             6.9      5 or fewer       n/m        15         121     10.7
------------------------------------------------------------------------------------------------------
2005       5.7         5.9             5.4      5 or fewer       n/m        14         129     11.6
------------------------------------------------------------------------------------------------------
2006       6.3         6.5             4.8          6            n/m        10         189     10.7
------------------------------------------------------------------------------------------------------
2007       4.0         4.2             4.0          7            0.4        6          332     11.1
------------------------------------------------------------------------------------------------------
2008       0.7         0.9             0.8          10           2.7        24         567      9.5
------------------------------------------------------------------------------------------------------
2009       13         13.2             6.8          7            1.6        34         436      9.9
------------------------------------------------------------------------------------------------------
2010       5.2         5.4             4.8          9            1.3        31         481     10.5
------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SUPPLEMENTAL AVERAGE ANNUAL TOTAL RETURNS*
(SINCE INCEPTION OF THE COMPOSITE (JANUARY 1, 1988) THROUGH MARCH 31, 2011)
--------------------------------------------------------------------------------

The below performance information is supplemental to STW's Private Wealth Composite performance presentation, which appears above.

AFTER-TAX PERFORMANCE

--------------------------------------------------------------------------------
                                              AFTER-TAX        STW AFTER-TAX
                         AFTER-TAX            GROSS OF          BENCHMARK
PERIOD                   NET OF FEES             FEES             RETURN
--------------------------------------------------------------------------------
Since Inception
(1/1/88)                    7.2%                7.5%             6.6%
--------------------------------------------------------------------------------
20 Years                    6.7%                7.0%             6.1%
--------------------------------------------------------------------------------
15 Years                    6.1%                6.4%             5.4%
--------------------------------------------------------------------------------
10 Years                    5.6%                5.9%             4.8%
--------------------------------------------------------------------------------
5 Years                     5.1%                5.3%             3.9%
--------------------------------------------------------------------------------
3 Years                     5.4%                5.6%             3.8%
--------------------------------------------------------------------------------
1 Year                      2.3%                2.4%             2.7%
--------------------------------------------------------------------------------

BEFORE-TAX PERFORMANCE

--------------------------------------------------------------------------------
                                              BEFORE-TAX
                         BEFORE-TAX            GROSS OF        BENCHMARK
PERIOD                   NET OF FEES             FEES           RETURN
--------------------------------------------------------------------------------
Since Inception
(1/1/88)                    7.7%                8.0%             7.2%
--------------------------------------------------------------------------------
20 Years                    7.0%                7.3%             6.8%
--------------------------------------------------------------------------------
15 Years                    6.5%                6.7%             6.0%
--------------------------------------------------------------------------------
10 Years                    6.2%                6.4%             5.3%
--------------------------------------------------------------------------------
5 Years                     5.9%                6.1%             4.4%
--------------------------------------------------------------------------------
3 Years                     6.6%                6.7%             4.3%
--------------------------------------------------------------------------------
1 Year                      3.1%                3.3%             3.1%
--------------------------------------------------------------------------------


* This information is supplemental to the STW Private Wealth Composite performance presentation above.

1. THE COMPOSITE: The Private Wealth Composite follows STW's value approach and is made up of all discretionary, fixed income accounts of private wealth clients that are managed with tax considerations and have a benchmark composed of 40% Barclays Capital Long State GO Index, 35% Barclays Capital Municipal Bond Index and 25% Barclays Capital Long Government Bond Index or an index or composite index with a similar duration. In accordance with the Firm's account inclusion/exclusion procedures, to be included in the Private Wealth Composite, a portfolio must be fully invested, deemed discretionary and have a minimum beginning market value of $15 million. A portfolio will be removed from the composite when its beginning market value falls below the 5% threshold of the minimum beginning market value. Discretionary portfolios are those not subject to material client-imposed investment restrictions that hinder or constrain the investment management strategy STW would otherwise apply. A portfolio will be included in the composite on the first day of the first calendar month that it meets the composite inclusion criteria. If a portfolio is removed from a composite, its prior history remains in the composite. Derivatives, hedging and leverage are not utilized in the management of portfolios included in the composite. The results have been prepared and presented in compliance with GIPS(R). The Private Wealth Composite's inception date is January 1, 1988 and it was created in October 2009.

2. EXTERNAL CASH FLOWS: Effective January 1, 2010, STW uses temporary new accounts to hold significant client-directed external cash flows until they are invested according to the composite strategy or disbursed. For the purposes of the GIPS standards, an external cash flow is defined as capital (cash or investments) that enters or exits a portfolio. STW defines a significant client-directed external cash flow as (i) any client initiated withdrawals that exceed 30% of the market value of an account in a composite , and (ii) any client initiated additions or withdrawals that exceed 15% of the market value of an account in a composite and held in the account for more than 3 business days. Temporary new accounts are not included in any composite.

3. AFTER-TAX RETURNS: STW's objective in managing portfolios in the Private Wealth Composite is to manage to after-tax total return. While tax-exempt municipal bonds are the typical fixed income investment for most US taxpayers, STW invests in taxable bonds when they believe they are undervalued. Varying allocation between taxable and tax-exempt bonds, and within taxable bonds between Treasuries and credits, is a defining characteristic of STW's taxable management. The impact of taxes on total return is an important consideration in STW's after-tax management. In calculating the After-Tax Private Wealth Composite Returns, STW assumes the income received in each portfolio in the Composite is taxed at the maximum federal income tax rates, on an unamortized basis. The STW After-Tax Benchmark is a custom benchmark that is composed of the same indices and weightings as those included in the Private Wealth Composite's benchmark (i.e., 40% Barclays Capital Long State GO Index, 35% Barclays Capital Municipal Bond Index and 25% Barclays Capital Long Government Bond Index) subject to a tax adjustment by STW of the returns of the non-municipal component of the benchmark (i.e., the Barclays Capital Long Government Bond Index). In calculating the returns of the STW After-Tax Benchmark, STW applies the maximum federal income tax rates to the income return for the Barclays Capital Long Government Bond Index. The total tax adjusted index return is weighted monthly with the other components of the STW After-Tax Benchmark. The after-tax returns shown are subject to the limitations of the specific calculation methodology applied. Client tax rates vary and may be different than the tax rates used in calculating the after-tax returns of the Composite and the returns of the STW After-Tax Benchmark. Please see the benchmark disclosure below for details regarding each of the indices included in the STW After-Tax Benchmark.

4. THE BENCHMARK: The benchmark for the Private Wealth Composite is composed of 40% Barclays Capital Long State GO Index, 35% Barclays Capital Municipal Bond Index and 25% Barclays Capital Long Government Bond Index. The Barclays Capital Long State GO Index is a market-capitalization-weighted index that includes all US-dollar-denominated municipal general obligation debt publicly issued in the US domestic market with maturities greater than or equal to twenty-two years. Qualifying securities must have an investment grade rating by at least two of the following ratings agencies: Moody's, S&P and Fitch. The Barclays Capital Municipal Bond Index is a tax-exempt bond market index constructed by Barclays Capital. All securities in the index must have at least one year to maturity, be fixed rate, tax exempt and be rated investment grade by at least two of the following agencies: Moody's, S&P, Fitch. The Barclays Capital Long Government Bond Index is a market-capitalization weighted index that consists of all public obligations of the US Treasury and US government agencies, including quasi-federal corporations, and corporate or foreign debt guaranteed by the US government. All securities in the index must have a maturity of ten years or more and be fixed rate. Barclays Capital market makers (traders) are the primary pricing source for the Barclays Capital Benchmark Indices, although the ultimate valuations also rely on other data inputs and models to derive a dollar price for all index-eligible securities. Third-party pricing sources are used in the verification process and when prices from Barclays Capital market makers are unavailable. Any index referenced herein is a fully invested index that includes income and does not include any transaction costs, management fees or other costs. STW seeks to value all client holdings fairly and accurately. This generally means that STW values securities based on the prices at which securities are actually trading or at what STW believes is their fair value. STW prices securities using third-party pricing services and conducts daily price tolerance testing of all prices received. STW's Pricing Committee determines the fair value of securities that (i) fall outside of the tolerance tests, (ii) are not priced by one of the third party services or (iii) are otherwise deemed to be materially mispriced. Within the investment-grade universe, portfolios managed by STW differ substantially from the indices presented, including with respect to the number and type of issuers and issues held, sector allocation and material characteristics. It is not possible to invest directly in an index.

5. FEES: The management fee will reduce client returns for performance results that are presented gross of fees. Investment management fees are based on the total market value, including accrued interest, of the assets under management as calculated by mutual agreement with the client. Actual fees are used in the calculation of net of fee returns. For tax-responsive or other loss and/or gain restricted mandates, fees are payable quarterly at the annual rate of: 0.3375% of the first $30 million; 0.2250% of the next $70 million; 0.1125% of the next $400 million; 0.0900% of the next $500 million and 0.0720% of the balance. STW generally combines assets of the same and related clients for purposes of determining fees. Fees are billed quarterly in advance or arrears. The following is a representative example of the effect management fees, compounded over time, could have on a client's portfolio. Assume a .25% annual fee deducted quarterly from an account with 5% annualized growth will result in a return of 4.7%, while the same account with 15% annualized growth will have a return of 14.7% .

6. For more information on this Composite, see "Notes Applicable to All Composites."

NOTES APPLICABLE TO ALL COMPOSITES

1. None of the Composites reflect all of the firm's assets under management. The Adviser's list of composite descriptions is available upon request by writing to STW Fixed Income Management, 6185 Carpinteria Avenue, Carpinteria, CA 93013 or stw@stw.com.

2. FIRM DEFINITION: STW Fixed Income Management LLC ("STW" or "Firm") is a specialty fixed income manager. Investment-grade fixed income value management is STW's only business. STW became a standalone company in 1985. STW is 100% owned by William H. Williams, Chief Executive Officer and Chief Investment Officer. Prior to forming his own firm, Mr. Williams was a partial owner of Starbuck, Tisdale & Williams, where he was responsible for fixed income and where he developed STW's investment philosophy and process. STW is a registered investment advisor under the US Investment Advisers Act of 1940. STW has two wholly owned subsidiaries which are included in the Firm definition, STW Fixed Interest Management Ltd. and STW International Ltd. The assets under management of these subsidiaries are part of the total Firm assets.

3. CALCULATION OF RATES OF RETURN: Valuations are calculated in accordance with STW's Pricing Policy and are computed in US Dollars. Time-weighted account returns adjust for contributions and withdrawals and include both income and change in market value. Past performance is not indicative of future results. Future performance may be more or less than the performance shown. The returns reflected in the STW composites are calculated using an accrual performance measurement formula. This formula uses day-weighted cash flows, accruals, and trade-date accounting. STW reports annualized, annual and periodic returns, from the composite inception, calculated on a monthly basis and geometrically linked. Monthly composite returns are calculated by weighting each account's monthly return based upon beginning market values. STW's policies for valuing portfolios, calculating performance and preparing compliant presentations are available upon request. For Composites with performance prior to January 1, 1996, a modified version of the ICAA performance measurement formula was used. Under the modified formula, estimated annual income rather than actual income was used to determine the income component of the return.

4. DISPERSION: The dispersion of annual returns is measured by the equal-weighted standard deviation of annual gross portfolio returns represented within the composite for a full year. "N/m" in the tables above means that the composite dispersion percentage is not considered meaningful if the composite consists of five or fewer portfolios during the entire year.


5. Investing in the bond market is subject to certain risks including market, interest-rate, prepayment, issuer, credit and inflation risk.

PURCHASING, SELLING AND EXCHANGING FUND SHARES

This section tells you how to purchase, sell (sometimes called "redeem") and exchange Institutional Shares of the Funds.

Institutional Shares are for individual and institutional investors.

HOW TO PURCHASE FUND SHARES
--------------------------------------------------------------------------------
To purchase shares directly from the Funds through their transfer agent, complete and send in the application. If you need an application or have questions, please call XX or log on to the Funds' website at www.________ .com.

All investments must be made by check, Automated Clearing House (ACH), or wire. All checks must be made payable in U.S. dollars and drawn on U.S. financial institutions. The Funds do not accept purchases made by third-party checks, credit cards, credit card checks, cash, traveler's checks, money orders or cashier's checks.

The Funds reserve the right to suspend all sales of new shares or to reject any specific purchase order, including exchange purchases, for any reason. The Funds are not intended for short-term trading by shareholders in response to short-term market fluctuations. For more information about the Funds' policy on short-term trading, see "Excessive Trading Policies and Procedures."

The Funds do not generally accept investments by non-U.S. persons. Non-U.S. persons may be permitted to invest in the Funds subject to the satisfaction of enhanced due diligence. Please contact the Funds for more information.

BY MAIL

You can open an account with the Fund by sending a check and your account application to the address below. You can add to an existing account by sending the Fund a check and, if possible, the "Invest By Mail" stub that accompanies your statement. Be sure your check identifies clearly your name, your account number and the Fund's name. Make your check payable to "STW Funds."

REGULAR MAIL ADDRESS
STW Funds
P.O. Box 219009
Kansas City, MO 64121-9009

EXPRESS MAIL ADDRESS

DST Systems, Inc.
c/o STW Funds
430 West 7th Street
Kansas City, MO 64105

BY WIRE

To open an account by wire, call XX for details. To add to an existing account by wire, wire your money using the wiring instructions set forth below (be sure to include the Fund name and your account number).

WIRING INSTRUCTIONS

XX
ABA#: XX
STW Funds
DDA# XX
Ref: fund name/account name/account number

PURCHASES IN-KIND

Under certain conditions and at the Funds' discretion, you may pay for shares of the Fund with securities instead of cash.

GENERAL INFORMATION

You may purchase shares on any day that the New York Stock Exchange (the "NYSE") is open for business (a "Business Day"). Shares cannot be purchased by Federal Reserve wire on days that either the NYSE or the Federal Reserve is closed. Each Fund's price per share will be the NAV next determined after the Fund or authorized institution receives your purchase order in proper form. "Proper form" means that the Funds were provided a complete and signed account application, including the investor's social security number, tax identification number, and other identification required by law or regulation, as well as sufficient purchase proceeds.

Each Fund calculates its NAV once each Business Day as of the close of normal trading on the NYSE (normally, 4:00 p.m., Eastern Time). To receive the current Business Day's NAV, a Fund or authorized institution must receive your purchase order in proper form before 4:00 p.m., Eastern Time. If the NYSE closes early -- such as on days in advance of certain holidays -- the Funds reserve the right to calculate NAV as of the earlier closing time. The Funds will not accept orders that request a particular day or price for the transaction or any other special conditions.

Shares will not be priced on days that the NYSE is closed for trading, including nationally observed holidays.

BUYING OR SELLING SHARES THROUGH A FINANCIAL INTERMEDIARY

In addition to being able to buy and sell Fund shares directly from a Fund through its transfer agent, you may also buy or sell shares of a Fund through accounts with financial intermediaries such as brokers and other institutions that are authorized to place trades in Fund shares for their customers. When you purchase or sell Fund shares through a financial intermediary (rather than directly from a Fund), you may have to transmit your purchase and sale requests to the financial intermediary at an earlier time for your transaction to become effective that day. This allows the financial intermediary time to process your requests and transmit them to a Fund prior to the time a Fund calculates its NAV that day. Your financial intermediary is responsible for transmitting all purchase and redemption requests, investment information, documentation and money to a Fund on time. If your financial intermediary fails to do so, it may be responsible for any resulting fees or losses. Unless your financial intermediary is an authorized institution (defined below), orders transmitted by the financial intermediary and received by a Fund after the time NAV is calculated for a particular day will receive the following day's NAV.

Certain financial intermediaries, including certain broker-dealers and shareholder organizations, are authorized to act as agent on behalf of a Fund with respect to the receipt of purchase and redemption requests for Fund shares ("authorized institutions"). These requests are executed at the NAV next determined after the authorized institution receives the request if transmitted to a Fund's transfer agent in accordance with the Fund's procedures and applicable law. To determine whether your financial intermediary is an authorized institution such that it may act as agent on behalf of a Fund with respect to purchase and redemption requests for Fund shares, you should contact them directly.

If you deal directly with a financial intermediary, you will have to follow their procedures for transacting with a Fund. Your financial intermediary may charge a fee for your purchase and/or redemption transactions. For more information about how to purchase or sell Fund shares through a financial intermediary, you should contact your authorized institution directly.

HOW THE FUNDS CALCULATE NAV

NAV for one Fund share is the value of that share's portion of the net assets of the Fund. In calculating NAV, each Fund generally values its investment portfolio at market price. If market prices are not readily available or a Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to price those securities at fair value as determined in good faith using methods approved by the Funds' Board. Pursuant to the policies adopted by, and under the ultimate supervision of the Funds' Board, these methods are implemented through the Funds' Fair Value Pricing Committee, members of which are appointed by the Board. A Fund's determination of a security's fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value that the Fund assigns to a security may be higher or lower than the security's value would be if a reliable market quotation for the security was readily available.

When valuing fixed-income securities with remaining maturities of more than 60 days, the Fund uses the value of the security provided by pricing services. The values provided by a pricing service may be based upon market quotations for the same security, securities expected to trade in a similar manner or a pricing matrix. When valuing fixed-income securities with remaining maturities of 60 days or less, the Fund uses the security's amortized cost. Amortized cost and the use of a pricing matrix in valuing fixed-income securities are forms of fair value pricing. Securities, options, futures contracts and other assets (including swap agreements) for which market quotations are not readily available will be valued at their fair value as determined in good faith by or under the direction of the Board.

MINIMUM PURCHASES

You can open an account with the Funds with a minimum initial investment of $1,000,000. The minimum amount for subsequent investments is $100,000. Each Fund may accept initial or subsequent investments of smaller amounts in its sole discretion. The Fund reserves the right to waive the minimum initial investment and the minimum account value in its sole discretion.

FUND CODES

The reference information listed below will be helpful to you when you contact the Funds to purchase Institutional Shares of a Fund, check daily NAV or obtain additional information.

FUND NAME                                 TICKER SYMBOL    CUSIP    FUND CODE
     STW SHORT DURATION INVESTMENT-             XX           XX        XX
     GRADE BOND FUND
     STW CORE INVESTMENT-GRADE BOND             XX           XX        XX
     FUND
     STW LONG DURATION INVESTMENT-              XX           XX        XX
     GRADE BOND FUND
     STW BROAD TAX-AWARE VALUE BOND             XX           XX        XX
     FUND

HOW TO SELL YOUR FUND SHARES

If you own your shares directly, you may sell your shares on any Business Day by contacting the Funds directly by mail or telephone at XX.

If you own your shares through an account with a broker or other institution, contact that broker or institution to sell your shares. Your broker or institution may charge a fee for its services in addition to the fees charged by the Funds.

If you would like to have your sales proceeds, including proceeds generated as a result of closing your account, sent to a third party or an address other than your own, please notify the Funds in writing.

Certain shareholders may need to include additional documents to redeem shares.
 Certain redemption requests will require signature guarantees by a bank or member firm of a national securities exchange. For example, signature guarantees are required if your address of record or banking instructions have been changed in the last 30 days, or if you ask that the proceeds be sent to a different person or address. Signature guarantees are for the protection of shareholders. Before it grants a redemption request, the Fund may require a shareholder to furnish additional legal documents to insure proper authorization.

The sale price will be the NAV next determined after the Funds receive your request.

RECEIVING YOUR MONEY

Normally, the Funds will send your sale proceeds within seven days after the Funds receive your request. Your proceeds can be wired to your bank account (may be subject to a [$10] fee), sent to you by check or sent via Automated Clearing House (ACH) to your bank account once you have established banking instructions with the Funds. IF YOU ARE SELLING SHARES THAT WERE RECENTLY PURCHASED BY CHECK OR THROUGH ACH, REDEMPTION PROCEEDS MAY NOT BE AVAILABLE UNTIL YOUR CHECK HAS CLEARED OR THE ACH TRANSACTION HAS BEEN COMPLETED (WHICH MAY TAKE UP TO 15 DAYS FROM YOUR DATE OF PURCHASE).

REDEMPTIONS IN KIND

The Funds generally pay sale (redemption) proceeds in cash. However, under unusual conditions that make the payment of cash unwise and for the protection of the Funds' remaining shareholders, the Funds might pay all or part of your redemption proceeds in securities with a market value equal to the redemption price (redemption in kind). It is highly unlikely that your shares would ever be redeemed in kind, but if they were, you would have to pay transaction costs to sell the securities distributed to you, as well as taxes on any capital gains from the sale as with any redemption. In addition, you would continue to be subject to the risks of any market fluctuation in the value of the securities you receive in kind until they are sold.

INVOLUNTARY REDEMPTIONS OF YOUR SHARES

Shareholders must maintain a minimum account value of at least $100,000. If your account balance drops below $100,000 because of redemptions, you may be required to sell your shares. The Funds generally will provide you at least 60 days' written notice to give you sufficient time to add to your account and avoid the involuntary redemption of your shares. The Funds reserve the right to waive the minimum account value in their sole discretion.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Funds may suspend your right to sell your shares during times when trading on the NYSE is restricted or halted, or otherwise as permitted by the SEC. More information about this is in the SAI.

HOW TO EXCHANGE FUND SHARES

At no charge, you may exchange Institutional Class Shares of one STW Fund for Institutional Class Shares of another STW Fund by writing to or calling the Funds. You may only exchange shares between accounts with identical registrations (i.e., the same names and addresses).

The exchange privilege is not intended as a vehicle for short-term or excessive trading. The Funds may suspend or terminate your exchange privilege if you engage in a pattern of exchanges that is excessive, as determined in the sole discretion of the Funds. For more information about the Funds' policy on excessive trading, see "Excessive Trading Policies and Procedures."

TELEPHONE TRANSACTIONS

Purchasing, selling and exchanging Fund shares over the telephone is extremely convenient, but not without risk. Although the Funds have certain safeguards and procedures to confirm the identity of callers and the authenticity of instructions, the Funds are not responsible for any losses or costs incurred by following telephone instructions they reasonably believe to be genuine. If you or your financial institution transact with the Funds over the telephone, you will generally bear the risk of any loss.

SHAREHOLDER SERVICING ARRANGEMENTS

The Funds may compensate financial intermediaries for providing a variety of services to shareholders. Financial intermediaries include affiliated or unaffiliated brokers, dealers, banks (including bank trust departments), trust companies, registered investment advisers, financial planners, retirement plan administrators, insurance companies, and any other institution having a service, administration, or any similar arrangement with the Funds, their service providers or their respective affiliates. This section and the following section briefly describe how financial intermediaries may be paid for providing these services.

The Funds generally pay financial intermediaries a fee that is based on the assets of each Fund that are attributable to investments by customers of the financial intermediary. The services for which financial intermediaries are compensated may include record-keeping, transaction processing for shareholders' accounts and other shareholder services. In addition to these payments, your financial intermediary may charge you account fees, transaction fees for buying or redeeming shares of the Funds, or other fees for servicing your account. Your financial intermediary should provide a schedule of its fees and services to you upon request. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to Fund shareholders, as described in the section below.

PAYMENTS TO FINANCIAL INTERMEDIARIES

From time to time, the Adviser and/or its affiliates, in their discretion, may make payments to certain affiliated or unaffiliated financial intermediaries to compensate them for the costs associated with distribution, marketing, administration and shareholder servicing support. These payments are sometimes characterized as "revenue sharing" payments and are made out of the Adviser's and/or its affiliates' own legitimate profits or other resources, and are not paid by the Funds. A financial intermediary may provide these services with respect to Fund shares sold or held through programs such as retirement plans, qualified tuition programs, fund supermarkets, fee-based advisory or wrap fee programs, bank trust programs, and insurance (E.G., individual or group annuity) programs. In addition, financial intermediaries may receive payments for making shares of the Funds available to their customers or registered representatives, including providing the Funds with "shelf space," placing it on a preferred or recommended fund list, or promoting the Funds in certain sales programs that are sponsored by financial intermediaries. To the extent permitted by SEC and Financial Industry Regulatory Authority ("FINRA") rules and other applicable laws and regulations, the Adviser and/or its affiliates may pay or allow other promotional incentives or payments to financial intermediaries. For more information please see "Payments to Financial Intermediaries" in the Funds' SAI.

The level of payments to individual financial intermediaries varies in any given year and may be negotiated on the basis of sales of Fund shares, the amount of Fund assets serviced by the financial intermediary or the quality of the financial intermediary's relationship with the Adviser and/or its affiliates. These payments may be more or less than the payments received by the financial intermediaries from other mutual funds and may influence a financial intermediary to favor the sales of certain funds or share classes over others. In certain instances, the payments could be significant and may cause a conflict of interest for your financial intermediary. Any such payments will not change the net asset value or price of the Funds' shares. Please contact your financial intermediary for information about any payments it may receive in connection with the sale of Fund shares or the provision of services to Fund shareholders, as well as information about any fees and/or commissions it charges.

OTHER POLICIES

EXCESSIVE TRADING POLICIES AND PROCEDURES

The Funds are intended for long-term investment purposes only and discourage shareholders from engaging in "market timing" or other types of excessive short-term trading. This frequent trading into and out of the Funds may present risks to the Funds' long-term shareholders and could adversely affect shareholder returns. The risks posed by frequent trading include interfering with the efficient implementation of the Funds' investment strategies, triggering the recognition of taxable gains and losses on the sale of Fund investments, requiring the Funds to maintain higher cash balances to meet redemption requests, and experiencing increased transaction costs.

The Funds' service providers will take steps reasonably designed to detect and deter frequent trading by shareholders pursuant to the Funds' policies and procedures described in this prospectus and approved by the Funds' Board. For purposes of applying these policies, the Funds' service providers may consider the trading history of accounts under common ownership or control. The Funds' policies and procedures include:

     o Shareholders are restricted from making more than [XX] "round trips," [including exchanges] into or out of any Fund per [month/quarter/calendar] year. If a shareholder exceeds this amount, the Funds and/or their service providers may, at their discretion, reject any additional purchase orders. The Funds define a "round trip" as a purchase into a Fund by a shareholder, followed by a subsequent redemption out of the Fund, of an amount the Adviser reasonably believes would be harmful or disruptive to the Fund.

     o Each Fund reserve the right to reject any purchase request by any investor or group of investors for any reason without prior notice, including, in particular, if the Fund or the Adviser reasonably believes that the trading activity would be harmful or disruptive to the Fund.

The Funds and/or their service providers seek to apply these policies to the best of their abilities uniformly and in a manner they believe is consistent with the interests of the Funds' long-term shareholders. The Funds do not knowingly accommodate frequent purchases and redemptions by Fund shareholders. Although these policies are designed to deter frequent trading, none of these measures alone nor all of them taken together eliminate the possibility that frequent trading in the Funds will occur.

Financial intermediaries (such as investment advisers and broker-dealers) often establish omnibus accounts in the Funds for their customers through which transactions are placed. In accordance with Rule 22c-2 under the Investment Company Act of 1940, as amended, the Funds have entered into information sharing agreements with certain financial intermediaries. Under these agreements, a financial intermediary is obligated to: (1) enforce during the term of the agreement, the Funds', or in certain instances, the financial intermediary's market-timing policy; (2) furnish the Funds, upon their request, with information regarding customer trading activities in shares of the Funds; and (3) enforce the Funds', or in certain instances, the financial intermediary's market-timing policy with respect to customers identified by the Funds as having engaged in market timing. When information regarding transactions in the Funds' shares is requested by a Fund and such information is in the possession of a person that is itself a financial intermediary to a financial intermediary (an "indirect intermediary"), any financial intermediary with whom the Funds have an information sharing agreement is obligated to obtain transaction information from the indirect intermediary or, if directed by the Funds, to restrict or prohibit the indirect intermediary from purchasing shares of the Funds on behalf of other persons. Please contact your financial intermediary for more information.

CUSTOMER IDENTIFICATION AND VERIFICATION

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account.

What this means to you: When you open an account, the Funds will ask your name, address, date of birth, and other information that will allow the Funds to identify you. This information is subject to verification to ensure the identity of all persons opening a mutual fund account.

The Funds are required by law to reject your new account application if the required identifying information is not provided.

In certain instances, the Funds are required to collect documents to fulfill their legal obligation. Documents provided in connection with your application will be used solely to establish and verify a customer's identity.

Attempts to collect the missing information required on the application will be performed by either contacting you or, if applicable, your broker. If this information cannot be obtained within a reasonable timeframe established in the sole discretion of the Funds, your application will be rejected.

Upon receipt of your application in proper form (or upon receipt of all identifying information required on the application), your investment will be accepted and your order will be processed at the next-determined NAV per share.

The Funds reserve the right to close or liquidate your account at the NAV next-determined and remit proceeds to you via check if they are unable to verify your identity. Attempts to verify your identity will be performed within a reasonable timeframe established in the sole discretion of the Funds. Further, the Funds reserve the right to hold your proceeds until your original check clears the bank, which may take up to 15 days from the date of purchase. In such an instance, you may be subject to a gain or loss on Fund shares and will be subject to corresponding tax implications.

ANTI-MONEY LAUNDERING PROGRAM

Customer identification and verification is part of the Funds' overall obligation to deter money laundering under federal law. The Funds have adopted an anti-money laundering compliance program designed to prevent the Funds from being used for money laundering or the financing of illegal activities. In this regard, the Funds reserve the right to: (i) refuse, cancel or rescind any purchase or exchange order; (ii) freeze any account and/or suspend account services; or (iii) involuntarily close your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of Fund management, they are deemed to be in the best interest of the Funds or in cases when the Funds are requested or compelled to do so by governmental or law enforcement authority. If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Funds are required to withhold such proceeds.

DIVIDENDS AND DISTRIBUTIONS

The Funds distribute their net investment income monthly and make distributions of their net realized capital gains, if any, at least annually. If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

You will receive dividends and distributions in the form of additional Fund shares unless you elect to receive payment in cash. To elect cash payment, you must notify the Funds in writing prior to the date of the distribution. Your election will be effective for dividends and distributions paid after the Funds receive your written notice. To cancel your election, simply send the Funds written notice.

TAXES

PLEASE CONSULT YOUR TAX ADVISOR REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below is a summary of some important tax issues that affect the Funds and their shareholders. This summary is based on current tax laws, which may change.

Each Fund will distribute substantially all of its net investment income and net realized capital gains, if any. The dividends and distributions you receive may be subject to federal, state and local taxation, depending upon your tax situation. Distributions you receive from each Fund may be taxable whether or not you reinvest them. Income distributions, other than distributions of qualified dividend income, and distributions of short-term capital gains are generally taxable at ordinary income tax rates. Distributions of long-term capital gains and distributions of qualified dividend income are generally taxable at the rates applicable to long-term capital gains.

Each sale of Fund shares may be a taxable event. For tax purposes, an exchange of your Fund shares for shares of a different fund is the same as a sale. The gain or loss on the sale of Fund shares generally will be treated as a short term capital gain or loss if you held the shares for 12 months or less or a long term capital gain or loss if you held the shares for longer.

Because the Funds may invest in foreign securities it may be subject to foreign withholding taxes with respect to dividends or interest that the Fund receives from sources in foreign countries. The Fund may be able to make an election to pass along a tax credit for foreign income taxes it pays. The Fund will notify you if it makes this decision.

Recent legislation effective beginning in 2013 provides that U.S. individuals with income exceeding $200,000 ($250,000 if married and filing jointly) will be subject to a new 3.8% Medicare contribution tax on their "net investment income," including interest, dividends, and capital gains (including capital gains realized on the sale or exchange of Fund shares).

MORE INFORMATION ABOUT TAXES IS IN THE SAI.

                       THE ADVISORS' INNER CIRCLE FUND II

                                   STW FUNDS

INVESTMENT ADVISER

STW Fixed Income Management LLC
6185 Carpinteria Avenue
Carpinteria, California 93013

DISTRIBUTOR

SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, Pennsylvania 19456

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

MORE INFORMATION ABOUT THE FUND IS AVAILABLE, WITHOUT CHARGE, THROUGH THE
FOLLOWING:

STATEMENT OF ADDITIONAL INFORMATION ("SAI"): The SAI, dated _____ __2011, includes detailed information about the STW Funds and The Advisors' Inner Circle Fund II. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS: These reports list the Funds' holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on the Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  XX

BY MAIL:       STW Funds
               c/o The Advisors' Inner Circle Fund
               P.O. Box 219009
               Kansas City, Missouri 64121-9009

By Internet:   www.___________________.com

FROM THE SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The Advisors' Inner Circle Fund II, from the EDGAR Database on the SEC's website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-942-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

THE ADVISORS' INNER CIRCLE FUND II'S INVESTMENT COMPANY ACT REGISTRATION NUMBER IS 811-06400.

                                                                   [INSERT CODE]